Exceptional items (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€) item	Dec. 31, 2015 USD ($) item
Exceptional items
Past service credit	$ (10)	$ (43)
Exceptional items-cost of sales	7,210	5,786		$ 4,817
Total selling, general and administrative expense	450	462		353
Finance expense	671	769		590
Exceptional items-finance income		(88)
Total exceptional items	(1)	106		87
Repayment of principal amount outstanding	4,385	2,604		$ 221
8.75% Senior Notes due 2020
Exceptional items
Repayment of principal amount outstanding | €			€ 180
Stated interest rate			8.75%	8.75%
Exceptional items
Exceptional items
Exceptional items-cost of sales	100	15		$ 41
Total selling, general and administrative expense	49	130		48
Finance expense	132	185		15
Exceptional items-finance income		(88)
Total exceptional items	281	242		104
Exceptional items - cost of sales
Exceptional items
Exceptional impairment-property, plant and equipment	54	9
Restructuring costs	38	15		13
Start-up costs	8	5		30
Exceptional impairment-working capital				(2)
Non-cash inventory adjustment		10
Past service credit		(24)
Exceptional items-cost of sales	100	15		41
Exceptional items - SGA expenses
Exceptional items
Transaction related costs - acquisition, integration and IPO	49	128		45
Restructuring and other costs		2		3
Total selling, general and administrative expense	49	130		48
Acquisition and disposal costs				3
Exceptional items - finance expense
Exceptional items
Debt refinancing and settlement costs	117	157		15
Exceptional loss on derivative financial instruments	15	11
Interest payable on acquisition notes		17
Finance expense	132	185		15
Other finance costs				2
Exceptional items - finance expense | 8.75% Senior Notes due 2020
Exceptional items
Premium on redemption of debt				9
Accelerated amortization of deferred finance costs				3
Exceptional items - finance income
Exceptional items
Exceptional gain on derivative financial instruments		(88)
Exceptional items-finance income		(88)
Metal Packaging Europe | Exceptional items - cost of sales
Exceptional items
Exceptional impairment-property, plant and equipment		5
Restructuring costs	38	9		10
Reversal of impairment of assets				2
Metal Packaging Americas And Glass Packaging North America | Exceptional items - cost of sales
Exceptional items
Start-up costs	8
Glass Packaging North America | Exceptional items - cost of sales
Exceptional items
Restructuring costs		5		5
Past service credit		24
Metal Packaging Americas | Exceptional items - cost of sales
Exceptional items
Exceptional impairment-property, plant and equipment		3
Restructuring costs		2
Start-up costs				$ 30
The number of plants incurring related start-up costs | item			2	2
Metal Packaging | Exceptional items - SGA expenses
Exceptional items
Transaction related costs - acquisition, integration and IPO				$ 42
Cross currency interest rate swaps (CCIRS)
Exceptional items
Contract value	500
Cross currency interest rate swaps (CCIRS) | Exceptional items - finance expense
Exceptional items
Exceptional loss on derivative financial instruments	15
Cumulative losses recycled from other comprehensive income	12
Loss on hedge ineffectiveness		11
Cross currency interest rate swaps (CCIRS) | Exceptional items - finance income
Exceptional items
Exceptional gain on derivative financial instruments		(88)
Beverage Can | Exceptional items - finance expense
Exceptional items
Interest payable on acquisition notes		$ 17
Plant, machinery and other | Metal Packaging Europe and Glass Packaging North America | Exceptional items - cost of sales
Exceptional items
Exceptional impairment-property, plant and equipment	$ 54